Risk Management Activities - Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 69.9	$ 40.7
Credit risk
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	69.9	40.7
Credit risk | Ghana
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	15.4	14.3
Credit risk | Australia
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	28.7	2.7
Credit risk | Peru
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 25.8	$ 23.7